Schedule of Investments (unaudited)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 20.3%
Abacus Group	121,881	$88,970
Abacus Storage King	121,672	115,056
Accent Group Ltd.	110,641	131,311
AGL Energy Ltd.	172,071	1,172,665
Alpha HPA Ltd., NVS(a)	294,769	172,662
ALS Ltd.	138,694	1,521,815
Amotiv Ltd.	38,888	192,831
AMP Ltd.	713,017	588,921
Ampol Ltd.	68,079	1,033,726
Ansell Ltd.	40,512	785,914
ANZ Group Holdings Ltd.	844,013	16,139,433
APA Group	359,136	1,889,764
ARB Corp. Ltd.	21,984	443,022
Arena REIT	106,180	252,859
Aristocrat Leisure Ltd.	159,690	6,820,208
ASX Ltd.	54,515	2,468,544
Atlas Arteria Ltd.	301,244	997,827
AUB Group Ltd.	32,651	666,716
Aurizon Holdings Ltd.	507,480	993,500
Aussie Broadband Ltd.	58,432	153,508
Austal Ltd.(a)	107,765	365,111
Bank of Queensland Ltd.	178,350	851,954
Bapcor Ltd.	90,472	293,955
Beach Energy Ltd.	431,430	324,750
Bega Cheese Ltd.	67,951	245,805
Bellevue Gold Ltd.(a)	343,622	200,046
Bendigo & Adelaide Bank Ltd.	162,019	1,159,056
BHP Group Ltd.	1,436,897	34,246,503
BlueScope Steel Ltd.	122,979	1,883,603
Boss Energy Ltd. (a)(b)	104,550	213,772
Brambles Ltd.	391,302	5,142,357
Breville Group Ltd.	29,269	536,657
Brickworks Ltd.	21,413	344,928
BWP Trust	171,365	392,910
Capricorn Metals Ltd.(a)	104,826	620,199
CAR Group Ltd.	108,198	2,309,411
Centuria Capital Group	211,530	213,139
Centuria Industrial REIT	169,043	318,361
Centuria Office REIT	118,044	92,776
Challenger Ltd.	146,991	666,040
Champion Iron Ltd.	113,778	332,604
Charter Hall Group	132,000	1,427,176
Charter Hall Long Wale REIT	183,825	451,604
Charter Hall Retail REIT	146,769	350,575
Charter Hall Social Infrastructure REIT	86,604	162,207
Clarity Pharmaceuticals Ltd.(a)	61,830	87,208
Cleanaway Waste Management Ltd.	638,150	1,062,013
Cochlear Ltd.	18,449	3,230,984
Codan Ltd./Australia	33,585	338,279
Coles Group Ltd.	383,506	5,207,937
Collins Foods Ltd.	36,169	190,415
Commonwealth Bank of Australia	473,550	50,475,264
Computershare Ltd.	147,376	3,851,142
Coronado Global Resources Inc.(c)	288,791	36,018
Corporate Travel Management Ltd.	34,776	283,985
Credit Corp. Group Ltd.	19,083	165,124
Cromwell Property Group	434,118	104,172
CSL Ltd.	137,007	21,991,396
Data#3 Ltd.	36,775	171,265
Deep Yellow Ltd.(a)	212,572	154,607
Security	Shares	Value
Australia (continued)
Deterra Royalties Ltd.	124,522	$290,328
Dexus	303,961	1,463,154
Dexus Industria REIT	46,073	76,688
Dicker Data Ltd.	25,205	136,185
Domain Holdings Australia Ltd.	79,368	218,228
Domino's Pizza Enterprises Ltd.	19,378	313,173
Downer EDI Ltd.	192,898	704,400
Dyno Nobel Ltd.	553,657	803,689
Eagers Automotive Ltd.	45,537	537,433
Elders Ltd.	57,614	233,368
Emerald Resources NL(a)	149,145	382,966
Endeavour Group Ltd./Australia	429,319	1,098,159
Evolution Mining Ltd.	559,705	2,806,932
EVT Ltd.	22,628	203,705
Firefinch Ltd., NVS(d)	298,353	15,289
Flight Centre Travel Group Ltd.	55,329	453,986
Fortescue Ltd.	477,390	4,930,334
G8 Education Ltd.	208,131	167,343
Genesis Minerals Ltd.(a)(b)	280,719	693,219
Gold Road Resources Ltd.	301,378	584,716
Goodman Group	573,628	10,981,440
GPT Group (The)	546,074	1,618,756
GrainCorp Ltd., Class A	53,246	226,697
Growthpoint Properties Australia Ltd.	75,417	111,878
Guzman y Gomez Ltd.(a)(b)	4,342	89,385
Hansen Technologies Ltd.	58,185	201,905
Harvey Norman Holdings Ltd.	162,030	541,723
Healius Ltd.(a)	172,159	160,285
Helia Group Ltd.	87,617	271,561
HMC Capital Ltd.	85,401	266,006
HomeCo Daily Needs REIT	487,314	382,046
HUB24 Ltd.	23,985	1,108,078
IDP Education Ltd.	75,912	430,524
IGO Ltd.	194,866	488,255
Iluka Resources Ltd.	118,290	313,397
Imdex Ltd.	124,123	234,815
Ingenia Communities Group	107,566	381,607
Inghams Group Ltd.	110,178	241,881
Insignia Financial Ltd.(a)	143,058	344,719
Insurance Australia Group Ltd.	678,943	3,566,127
IperionX Ltd.(a)	80,114	183,768
IPH Ltd.	67,179	196,220
IRESS Ltd.	51,661	263,077
James Hardie Industries PLC(a)	121,060	2,841,544
JB Hi-Fi Ltd.	30,817	2,042,173
Johns Lyng Group Ltd.	62,972	89,557
Judo Capital Holdings Ltd.(a)	241,388	275,210
Jumbo Interactive Ltd.	15,694	102,584
Karoon Energy Ltd.(b)	229,603	211,361
Kelsian Group Ltd.	47,429	82,400
Lendlease Corp. Ltd.	185,010	623,394
Leo Lithium Ltd.(d)	292,832	40,600
Lifestyle Communities Ltd.	32,506	148,482
Liontown Resources Ltd.(a)(b)	448,114	150,539
Lottery Corp. Ltd. (The)	627,085	2,089,778
Lovisa Holdings Ltd.	17,309	276,330
Lynas Rare Earths Ltd.(a)	237,058	1,295,937
MA Financial Group Ltd.	38,813	164,810
Maas Group Holdings Ltd.	30,141	76,325
MAC Copper Ltd.(a)	18,828	179,418
Macquarie Group Ltd.	102,634	12,682,999
Macquarie Technology Group Ltd.(a)	3,997	152,087

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Mader Group Ltd.(b)	15,056	$61,337
Magellan Financial Group Ltd.	45,428	222,713
McMillan Shakespeare Ltd.	14,242	139,536
Medibank Pvt Ltd.	767,348	2,282,649
Megaport Ltd.(a)(b)	48,570	357,309
Mesoblast Ltd.(a)	259,179	298,367
Metcash Ltd.	295,573	608,813
Mineral Resources Ltd.(a)	49,268	647,923
Mirvac Group	1,089,594	1,589,338
Monadelphous Group Ltd.	29,114	301,060
Nanosonics Ltd.(a)(b)	80,746	247,938
National Australia Bank Ltd.	870,277	20,095,308
National Storage REIT	354,452	521,191
Netwealth Group Ltd.	34,798	625,217
Neuren Pharmaceuticals Ltd., NVS(a)	31,235	232,911
New Hope Corp. Ltd.	145,548	341,434
NEXTDC Ltd.(a)	183,369	1,392,198
nib holdings Ltd.	139,947	610,539
Nick Scali Ltd.(b)	23,110	263,172
Nickel Industries Ltd.	519,228	187,504
Nine Entertainment Co. Holdings Ltd.	368,183	337,425
Northern Star Resources Ltd.	392,063	4,815,975
NRW Holdings Ltd.	122,713	212,696
Nufarm Ltd./Australia	100,075	247,072
Nuix Ltd.(a)	59,298	92,479
Objective Corp. Ltd.	9,274	92,965
Ora Banda Mining Ltd.(a)	292,174	186,694
Orica Ltd.	136,821	1,420,181
Origin Energy Ltd.	494,848	3,372,887
Orora Ltd.	380,873	441,288
Paladin Energy Ltd.(a)	112,477	422,038
Perenti Ltd.	189,917	166,094
Perpetual Ltd.	31,945	339,361
Perseus Mining Ltd.	405,163	868,349
PEXA Group Ltd.(a)	37,517	289,068
Pilbara Minerals Ltd.(a)	821,975	791,921
Pinnacle Investment Management Group Ltd.	47,990	553,451
PolyNovo Ltd.(a)	169,788	131,287
Premier Investments Ltd.	27,803	370,343
Pro Medicus Ltd.(b)	16,360	2,398,872
PWR Holdings Ltd.	24,743	108,459
Qantas Airways Ltd.	208,459	1,178,610
QBE Insurance Group Ltd.	429,962	5,942,041
Qube Holdings Ltd.	484,859	1,227,521
Ramelius Resources Ltd.	322,856	543,304
Ramsay Health Care Ltd.	55,287	1,177,097
REA Group Ltd.	15,000	2,383,196
Redox Ltd./Australia, NVS	53,421	99,878
Reece Ltd.	60,635	611,460
Regal Partners Ltd.	38,197	45,942
Region RE Ltd.	346,104	513,002
Regis Healthcare Ltd.	42,959	187,901
Regis Resources Ltd.(a)	219,140	633,553
Reliance Worldwide Corp. Ltd.	231,428	622,142
Resolute Mining Ltd.(a)	610,917	199,426
Rio Tinto Ltd.	104,672	7,831,269
Sandfire Resources Ltd.(a)	126,875	808,053
Santos Ltd.	912,010	3,506,097
Scentre Group	1,466,335	3,397,122
SEEK Ltd.	100,757	1,371,705
SGH Ltd.	57,863	1,892,390
Sigma Healthcare Ltd.(b)	463,894	895,163
Security	Shares	Value
Australia (continued)
Silex Systems Ltd.(a)	44,947	$89,172
Sims Ltd.	48,243	450,300
SiteMinder Ltd.(a)	69,505	183,391
SmartGroup Corp. Ltd.	41,619	208,712
Sonic Healthcare Ltd.	128,825	2,150,986
South32 Ltd.	1,286,752	2,217,453
Spartan Resources Ltd/Australia(a)	219,850	285,203
Stanmore Resources Ltd.	115,886	143,943
Steadfast Group Ltd.	296,316	1,113,515
Stockland	675,138	2,372,594
Suncorp Group Ltd.	308,878	4,016,676
Super Retail Group Ltd.	41,152	352,933
Tabcorp Holdings Ltd.	659,179	234,945
Technology One Ltd.	82,844	1,599,069
Telix Pharmaceuticals Ltd.(a)(b)	68,686	1,194,027
Telstra Group Ltd.	1,139,972	3,290,069
Temple & Webster Group Ltd.(a)	22,392	255,525
Transurban Group	875,061	7,885,501
Treasury Wine Estates Ltd.	225,901	1,291,247
Tuas Ltd.(a)	52,622	190,034
Vault Minerals Ltd.(a)	1,687,109	464,241
Ventia Services Group Pty. Ltd.	241,749	654,532
Vicinity Ltd.	1,095,970	1,657,493
Viva Energy Group Ltd.(c)	293,213	322,395
Vulcan Energy Resources Ltd.(a)	39,708	123,800
Vulcan Steel Ltd.(b)	17,178	81,250
WA1 Resources Ltd., NVS(a)	11,433	92,235
Washington H Soul Pattinson & Co. Ltd.	66,643	1,586,275
Waypoint REIT Ltd.	171,547	280,939
WEB Travel Group Ltd.(a)	108,270	297,727
Wesfarmers Ltd.	321,711	16,116,514
West African Resources Ltd.(a)	313,193	479,314
Westgold Resources Ltd.	266,491	506,260
Westpac Banking Corp.	969,304	20,341,000
Whitehaven Coal Ltd.	243,025	777,373
WiseTech Global Ltd.	51,621	2,935,321
Woodside Energy Group Ltd.	535,285	6,977,511
Woolworths Group Ltd.	347,311	7,009,651
Worley Ltd.	143,400	1,142,479
Xero Ltd.(a)	41,364	4,356,170
Yancoal Australia Ltd., NVS	114,238	364,267
Zip Co. Ltd.(a)	340,437	381,380
		419,593,189
China — 0.1%
CARsgen Therapeutics Holdings Ltd., NVS(a)(c)	104,500	208,261
Mobvista Inc.(a)(c)	157,000	111,983
United Energy Group Ltd.	2,516,000	131,355
Wharf Holdings Ltd. (The)	305,898	768,385
		1,219,984
Hong Kong — 5.1%
AIA Group Ltd.	3,048,600	22,842,891
ASMPT Ltd.	82,400	554,344
Bank of East Asia Ltd. (The)	290,200	399,626
BOC Hong Kong Holdings Ltd.	1,054,500	4,374,467
Brightoil Petroleum Holdings Ltd.(d)	763,800	1
Cafe de Coral Holdings Ltd.	92,000	84,547
CITIC Telecom International Holdings Ltd.	426,000	129,592
CK Asset Holdings Ltd.	555,572	2,269,713
CK Hutchison Holdings Ltd.	755,572	4,260,729
CK Infrastructure Holdings Ltd.	174,000	1,172,699
CLP Holdings Ltd.	462,500	3,943,571

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Cowell e Holdings Inc.(a)(b)	65,000	$186,797
Dah Sing Banking Group Ltd.	122,400	131,896
Dah Sing Financial Holdings Ltd.	48,000	175,258
DFI Retail Group Holdings Ltd.	96,000	242,317
E-Commodities Holdings Ltd.	488,000	51,596
Envision Greenwise Holdings Ltd.(a)(b)	126,000	134,006
ESR Group Ltd.(c)	443,492	706,788
First Pacific Co. Ltd.	630,000	423,907
Fortune REIT	374,000	209,273
Futu Holdings Ltd., ADR	16,298	1,504,468
Galaxy Entertainment Group Ltd.	622,000	2,246,413
Guotai Junan International Holdings Ltd.	820,000	105,602
Hang Lung Group Ltd.	231,000	331,594
Hang Lung Properties Ltd.	521,000	427,294
Hang Seng Bank Ltd.	213,200	2,976,013
Hao Tian International Construction Investment Group Ltd.(a)(b)	760,000	44,587
Health and Happiness H&H International Holdings Ltd.(b)	43,500	49,524
Henderson Land Development Co. Ltd.	405,970	1,151,306
HKBN Ltd.	287,500	187,937
HKT Trust & HKT Ltd., Class SS	1,076,720	1,532,150
Hong Kong & China Gas Co. Ltd.	3,178,525	2,859,953
Hong Kong Exchanges & Clearing Ltd.	340,300	14,867,600
Hongkong Land Holdings Ltd.	316,500	1,548,951
Hsin Chong Group Holdings Ltd.(d)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	690,000	89,858
Hysan Development Co. Ltd.	194,000	316,238
Jardine Matheson Holdings Ltd.	45,000	1,999,578
Johnson Electric Holdings Ltd.	133,500	243,210
JS Global Lifestyle Co. Ltd.(a)(c)	390,500	90,631
Kerry Logistics Network Ltd.	108,151	87,233
Kerry Properties Ltd.	160,500	376,923
Link REIT	742,900	3,478,150
Luk Fook Holdings International Ltd.	84,000	183,297
Man Wah Holdings Ltd.(b)	422,800	224,693
Melco International Development Ltd.(a)(b)	213,000	88,246
Melco Resorts & Entertainment Ltd., ADR(a)	59,803	307,985
MTR Corp. Ltd.(b)	430,500	1,486,226
New World Development Co. Ltd.(a)(b)	422,000	258,425
NWS Holdings Ltd.	277,000	262,323
OSL Group Ltd.(a)	115,500	168,165
Pacific Basin Shipping Ltd.	1,463,000	328,036
PAX Global Technology Ltd.	201,000	121,041
PCCW Ltd.	1,278,000	851,984
Power Assets Holdings Ltd.	390,500	2,582,453
Realord Group Holdings Ltd.(a)	108,000	98,592
Sands China Ltd.(a)	696,400	1,247,217
Sino Land Co. Ltd.	1,088,000	1,118,138
SITC International Holdings Co. Ltd.	384,000	1,062,046
SJM Holdings Ltd.(a)(b)	690,000	192,492
SmarTone Telecommunications Holdings Ltd.	15,500	8,494
Stella International Holdings Ltd.(b)	147,000	263,461
Sun Hung Kai Properties Ltd.	411,500	3,903,658
SUNeVision Holdings Ltd.	252,000	210,700
Swire Pacific Ltd., Class A	114,500	990,157
Techtronic Industries Co. Ltd.	388,500	3,909,857
Theme International Holdings Ltd.	1,170,000	58,815
Time Interconnect Technology Ltd.	168,000	88,185
United Laboratories International Holdings Ltd. (The)	286,000	512,531
Vitasoy International Holdings Ltd.	194,000	249,953
Security	Shares	Value
Hong Kong (continued)
Viva Goods Co. Ltd.	1,136,000	$52,608
Vobile Group Ltd.(a)	484,000	203,314
VSTECS Holdings Ltd.	152,000	117,032
VTech Holdings Ltd.(b)	43,600	292,912
WH Group Ltd.(c)	2,375,500	2,124,189
Wharf Real Estate Investment Co. Ltd.	487,000	1,164,685
Wynn Macau Ltd.	438,800	292,117
Xinyi Glass Holdings Ltd.	451,000	422,263
Yue Yuen Industrial Holdings Ltd.	222,000	318,725
		104,574,247
Japan — 67.8%
77 Bank Ltd. (The)	17,700	554,732
ABC-Mart Inc.	27,700	515,164
Acom Co. Ltd.	131,800	369,317
Activia Properties Inc.	189	453,195
Adastria Co. Ltd.	6,800	138,937
ADEKA Corp.	22,600	407,409
Advance Residence Investment Corp.	831	856,268
Advantest Corp.	217,800	9,111,867
Aeon Co. Ltd.	184,300	5,449,967
AEON Financial Service Co. Ltd.	30,600	253,213
Aeon Hokkaido Corp.	10,100	61,838
Aeon Mall Co. Ltd.	29,700	569,872
AEON REIT Investment Corp.	429	375,452
AGC Inc.	55,400	1,729,693
Ai Holdings Corp.	13,100	193,856
Aica Kogyo Co. Ltd.	14,900	345,446
Aichi Corp.	10,700	96,295
Aichi Financial Group Inc., NVS	8,900	170,526
Aiful Corp.	84,000	209,859
Ain Holdings Inc.	7,300	281,374
Air Water Inc.	50,500	688,638
Aisan Industry Co. Ltd.	8,700	117,582
Aisin Corp.	150,300	1,909,008
Aizawa Securities Group Co. Ltd.	5,600	50,546
Ajinomoto Co. Inc.	261,200	5,342,604
Alfresa Holdings Corp.	46,800	706,499
Alpen Co. Ltd.	1,700	28,331
Alps Alpine Co. Ltd.	53,124	539,646
Amada Co. Ltd.	90,800	909,183
Amano Corp.	16,500	480,416
ANA Holdings Inc.	47,200	906,685
Anritsu Corp.	37,200	371,867
Anycolor Inc.	9,300	239,789
AOKI Holdings Inc.	7,500	66,830
Aoyama Trading Co. Ltd.	12,500	179,503
Aozora Bank Ltd.	31,900	440,444
Appier Group Inc.	19,500	172,049
Arata Corp.	9,400	209,467
Arclands Corp.	16,423	199,641
Arcs Co. Ltd.	11,800	237,401
ARE Holdings Inc.	21,000	260,906
Argo Graphics Inc.	4,700	166,169
Ariake Japan Co. Ltd.	4,300	180,672
Artience Co. Ltd.	11,900	245,577
As One Corp.	17,700	280,521
Asahi Group Holdings Ltd.	411,200	5,683,725
Asahi Intecc Co. Ltd.	60,200	925,563
Asahi Kasei Corp.	350,400	2,441,847
Asahi Yukizai Corp.	3,400	89,116
Asics Corp.	182,000	3,911,916
ASKUL Corp.	9,500	101,113

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Astellas Pharma Inc.	509,400	$5,101,206
Atom Corp.(a)	31,500	144,287
Autobacs Seven Co. Ltd.	18,300	189,908
Awa Bank Ltd. (The)	9,700	186,488
Axial Retailing Inc.	21,300	162,030
Azbil Corp.	130,800	1,126,357
AZ-COM MARUWA Holdings Inc.	16,700	154,486
Bandai Namco Holdings Inc.	169,200	5,880,126
Bank of Nagoya Ltd. (The)	2,800	147,421
BayCurrent Inc.	38,000	2,047,576
Belc Co. Ltd.	3,500	173,082
Bell System24 Holdings Inc.	11,300	93,515
Belluna Co. Ltd.	7,600	52,090
Bic Camera Inc.	27,700	297,043
BIPROGY Inc.	22,200	725,011
BML Inc.	5,200	108,463
Bridgestone Corp.	162,400	6,790,781
Brother Industries Ltd.	64,800	1,138,767
Bunka Shutter Co. Ltd.	14,000	200,428
C Uyemura & Co. Ltd.	2,300	148,847
Calbee Inc.	21,100	424,422
Canon Electronics Inc.	4,100	66,819
Canon Inc.	263,300	8,125,366
Canon Marketing Japan Inc.	13,900	492,058
Capcom Co. Ltd.	97,200	2,813,989
Casio Computer Co. Ltd.	51,500	402,760
Central Automotive Products Ltd.	9,000	106,618
Central Glass Co. Ltd.	5,000	104,611
Central Japan Railway Co.	220,600	4,642,274
Change Holdings Inc.(b)	12,400	117,735
Chiba Bank Ltd. (The)	163,000	1,449,311
Chiyoda Corp.(a)	32,600	77,984
Chubu Electric Power Co. Inc.	179,300	2,328,268
Chudenko Corp.	8,500	209,015
Chugai Pharmaceutical Co. Ltd.	191,000	11,003,417
Chugin Financial Group Inc., NVS	44,800	503,288
Chugoku Electric Power Co. Inc. (The)	89,000	473,130
Chugoku Marine Paints Ltd.	12,100	175,749
Citizen Watch Co. Ltd.	52,300	302,532
CKD Corp.	15,300	223,016
Coca-Cola Bottlers Japan Holdings Inc.	38,825	729,398
Colowide Co. Ltd.	28,700	361,505
Comforia Residential REIT Inc.	201	390,747
COMSYS Holdings Corp.	32,000	709,250
Concordia Financial Group Ltd.	301,300	1,948,795
Cosmo Energy Holdings Co. Ltd.	16,800	689,506
Cosmos Pharmaceutical Corp.	11,000	707,736
Cover Corp.(a)	7,500	114,991
CRE Logistics REIT Inc.	196	196,726
Create Restaurants Holdings Inc.	32,500	316,828
Create SD Holdings Co. Ltd.	7,100	151,276
Credit Saison Co. Ltd.	36,700	857,052
CyberAgent Inc.	118,800	1,016,931
Cybozu Inc.	5,600	116,151
Dai Nippon Printing Co. Ltd.	110,200	1,536,048
Daicel Corp.	64,600	549,886
Dai-Dan Co. Ltd.	9,500	276,149
Daido Steel Co. Ltd.	37,000	278,792
Daiei Kankyo Co. Ltd.	10,400	213,065
Daifuku Co. Ltd.	92,700	2,452,329
Daihen Corp.	5,700	251,509
Dai-ichi Life Holdings Inc.	1,019,600	7,361,967
Security	Shares	Value
Japan (continued)
Daiichi Sankyo Co. Ltd.	497,200	$12,718,679
Daiichikosho Co. Ltd.	20,600	240,915
Daikin Industries Ltd.	75,200	8,567,027
Daikokutenbussan Co. Ltd.	2,100	111,465
Daio Paper Corp.	29,900	190,762
Daiseki Co. Ltd.	13,640	347,626
Daishi Hokuetsu Financial Group Inc.	18,000	394,092
Daito Trust Construction Co. Ltd.	16,200	1,803,660
Daiwa House Industry Co. Ltd.	158,400	5,731,375
Daiwa House REIT Investment Corp.	661	1,107,157
Daiwa Industries Ltd.	5,300	60,710
Daiwa Office Investment Corp.	148	317,089
Daiwa Securities Group Inc.	377,700	2,483,726
Daiwa Securities Living Investments Corp.	571	360,521
Daiwabo Holdings Co. Ltd.	22,900	387,766
DCM Holdings Co. Ltd.	31,600	300,471
DeNA Co. Ltd.(a)	21,700	586,674
Denka Co. Ltd.	23,500	320,703
Denso Corp.	532,300	6,873,020
Dentsu Group Inc.	54,900	1,151,040
Dentsu Soken Inc.	7,100	310,923
Dexerials Corp.	45,900	539,282
DIC Corp.	21,500	419,570
Digital Arts Inc.	2,800	138,581
Digital Garage Inc.	7,900	248,353
Dip Corp.	8,400	122,056
Disco Corp.	26,200	5,069,162
DMG Mori Co. Ltd.	38,300	665,719
Doshisha Co. Ltd.	4,000	62,690
Doutor Nichires Holdings Co. Ltd.	10,400	194,798
Dowa Holdings Co. Ltd.	14,800	474,852
DTS Corp.	9,000	255,977
Duskin Co. Ltd.	12,000	315,429
DyDo Group Holdings Inc.	5,800	118,522
Eagle Industry Co. Ltd.	5,800	74,742
Earth Corp.	3,900	140,438
East Japan Railway Co.	255,500	5,538,441
Ebara Corp.	128,500	1,930,299
EDION Corp.	18,300	244,212
eGuarantee Inc.	6,900	85,589
Eiken Chemical Co. Ltd.	7,700	119,707
Eisai Co. Ltd.	74,200	2,144,674
Eizo Corp.	8,800	125,908
Elecom Co. Ltd.	10,700	125,547
Electric Power Development Co. Ltd.	41,400	726,795
en Japan Inc.	6,900	79,229
ENEOS Holdings Inc.	779,000	3,750,284
ES-Con Japan Ltd.	8,200	61,053
Exedy Corp.	8,400	252,243
EXEO Group Inc.	52,200	609,547
Ezaki Glico Co. Ltd.	14,200	468,491
FANUC Corp.	266,400	6,761,141
Fast Retailing Co. Ltd.	54,000	17,763,018
FCC Co. Ltd.	10,100	207,235
Ferrotec Holdings Corp.	13,000	224,437
Financial Products Group Co. Ltd.	15,700	247,763
Food & Life Companies Ltd.	31,500	1,165,664
FP Corp.	11,400	245,831
Freee KK(a)	12,800	361,664
Frontier Real Estate Investment Corp.	750	416,364
Fuji Co. Ltd./Ehime	6,100	89,119
Fuji Corp./Aichi	20,800	309,317

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fuji Electric Co. Ltd.	38,200	$1,698,629
Fuji Kyuko Co. Ltd.	6,100	89,014
Fuji Media Holdings Inc.	13,100	271,267
Fuji Oil Holdings Inc.	11,700	256,679
Fuji Seal International Inc.	9,000	160,695
Fuji Soft Inc.	5,788	397,481
FUJIFILM Holdings Corp.	315,600	6,464,236
Fujikura Ltd.	71,600	2,664,012
Fujimi Inc.	13,500	176,705
Fujita Kanko Inc.	2,100	132,645
Fujitec Co. Ltd.	17,100	669,948
Fujitsu General Ltd.	15,100	296,413
Fujitsu Ltd.	497,000	11,041,080
Fukuda Denshi Co. Ltd.	4,300	182,491
Fukuoka Financial Group Inc.	50,232	1,327,143
Fukuoka REIT Corp.	205	224,298
Fukushima Galilei Co. Ltd.	8,400	168,564
Fukuyama Transporting Co. Ltd.	6,300	156,309
Funai Soken Holdings Inc.	10,200	163,066
Furukawa Electric Co. Ltd.	19,600	618,999
Furuya Metal Co. Ltd.	4,500	81,044
Fuso Chemical Co. Ltd.	5,700	138,312
Future Corp.	8,900	112,221
Fuyo General Lease Co. Ltd.	15,000	418,567
GENDA Inc.(a)(b)	11,800	90,439
Genky DrugStores Co. Ltd.	6,200	158,986
Global One Real Estate Investment Corp.	322	268,870
Glory Ltd.	11,600	204,249
GLP J-REIT	1,303	1,123,898
GMO Financial Holdings Inc.	9,500	51,141
GMO internet group Inc.	16,400	385,650
GMO Payment Gateway Inc.	12,000	751,599
GNI Group Ltd.(a)	14,500	240,050
Goldcrest Co. Ltd.	3,600	82,643
Goldwin Inc.	5,900	338,260
Gree Inc.	8,800	33,043
GS Yuasa Corp.	21,400	375,889
GungHo Online Entertainment Inc.	10,300	217,954
Gunma Bank Ltd. (The)	92,900	774,763
Gunze Ltd.	7,800	140,247
H.U. Group Holdings Inc.	14,300	280,587
H2O Retailing Corp.	27,900	381,608
Hachijuni Bank Ltd. (The)	98,900	746,496
Hakuhodo DY Holdings Inc.	62,800	472,156
Hakuto Co. Ltd.	3,000	82,452
Halows Co. Ltd.	2,200	66,967
Hamakyorex Co. Ltd.	19,200	179,296
Hamamatsu Photonics KK	85,300	788,778
Hankyu Hanshin Holdings Inc.	65,300	1,862,498
Hankyu Hanshin REIT Inc.	209	211,180
Hanwa Co. Ltd.	11,200	371,335
Harmonic Drive Systems Inc.	17,000	399,630
Haseko Corp.	67,000	956,935
Hazama Ando Corp.	40,400	402,368
Heiwa Corp.	14,200	221,035
Heiwa Real Estate Co. Ltd.	5,500	181,246
Heiwa Real Estate REIT Inc.(b)	303	279,059
Heiwado Co. Ltd.	8,700	161,977
Hiday Hidaka Corp.	7,800	169,995
Hikari Tsushin Inc.	5,000	1,386,888
Hino Motors Ltd.(a)	70,500	224,181
Hioki EE Corp	2,000	79,746
Security	Shares	Value
Japan (continued)
Hirogin Holdings Inc.	70,200	$583,500
Hirose Electric Co. Ltd.	8,400	950,153
HIS Co. Ltd.	18,400	219,291
Hisamitsu Pharmaceutical Co. Inc.	13,900	421,767
Hitachi Construction Machinery Co. Ltd.	28,900	863,673
Hitachi Ltd.	1,313,900	32,473,712
Hogy Medical Co. Ltd.	6,200	177,456
Hokkaido Electric Power Co. Inc.	48,900	232,331
Hokkoku Financial Holdings Inc.	5,100	190,059
Hokuetsu Corp.(b)	23,400	179,089
Hokuhoku Financial Group Inc.	26,300	471,671
Hokuriku Electric Power Co.	51,800	266,207
Honda Motor Co. Ltd.	1,272,700	12,949,391
Horiba Ltd.	9,400	642,507
Hoshino Resorts REIT Inc.	138	212,296
Hoshizaki Corp.	31,200	1,326,502
Hosiden Corp.	10,600	142,318
House Foods Group Inc.	15,200	298,033
Hoya Corp.	98,900	11,637,176
Hulic Co. Ltd.	130,100	1,360,443
Hulic REIT Inc.	388	397,153
Hyakugo Bank Ltd. (The)	63,800	309,269
Ibiden Co. Ltd.	34,400	953,610
Ichibanya Co. Ltd.	17,900	119,039
Ichigo Inc.	71,000	191,473
Ichigo Office REIT Investment Corp.	313	182,756
Idec Corp./Japan	7,800	124,965
Idemitsu Kosan Co. Ltd.	258,335	1,600,905
IDOM Inc.	20,600	158,638
IHI Corp.	39,000	3,054,954
Iida Group Holdings Co. Ltd.	44,000	696,467
Iino Kaiun Kaisha Ltd.	17,200	125,359
Imperial Hotel Ltd.	13,200	83,042
Inaba Denki Sangyo Co. Ltd.	15,400	405,685
Inabata & Co. Ltd.	14,400	308,990
Industrial & Infrastructure Fund Investment Corp.	680	556,285
Infomart Corp.	56,700	151,130
Infroneer Holdings Inc.	51,700	440,965
Inpex Corp.	251,800	3,149,890
Insource Co. Ltd.	9,500	60,830
Integral Corp.(b)	2,800	53,450
Internet Initiative Japan Inc.	29,800	552,593
Invincible Investment Corp.	2,160	892,745
Ise Chemicals Corp.(b)	600	93,803
Isetan Mitsukoshi Holdings Ltd.	95,900	1,232,744
Isuzu Motors Ltd.	160,800	2,162,508
Ito En Ltd.	14,600	349,294
ITOCHU Corp.	336,700	17,219,826
Itochu Enex Co. Ltd.	17,700	191,033
Itochu-Shokuhin Co. Ltd.	1,300	87,855
Itoham Yonekyu Holdings Inc.	6,980	218,756
Itoki Corp.	10,300	129,531
Iwatani Corp.	53,500	512,256
Iyogin Holdings Inc., NVS	66,100	766,708
Izumi Co. Ltd.	11,400	262,462
J Front Retailing Co. Ltd.	67,000	820,090
JAC Recruitment Co. Ltd.	17,900	104,065
Jaccs Co. Ltd.	5,800	153,613
JAFCO Group Co. Ltd.	12,800	215,540
Japan Airlines Co. Ltd.	40,700	737,378
Japan Airport Terminal Co. Ltd.	17,500	503,352
Japan Aviation Electronics Industry Ltd.	14,200	227,471

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Elevator Service Holdings Co. Ltd.	20,800	$449,679
Japan Excellent Inc.	365	329,781
Japan Exchange Group Inc.	285,100	3,171,955
Japan Hotel REIT Investment Corp.	1,352	668,578
Japan Lifeline Co. Ltd.	13,700	146,686
Japan Logistics Fund Inc.	786	514,020
Japan Material Co. Ltd.	19,900	166,826
Japan Metropolitan Fund Invest	1,989	1,325,230
Japan Petroleum Exploration Co. Ltd.	34,100	244,781
Japan Post Bank Co. Ltd.	510,100	5,244,819
Japan Post Holdings Co. Ltd.	541,600	5,264,494
Japan Post Insurance Co. Ltd.	54,000	1,085,571
Japan Prime Realty Investment Corp.	243	600,130
Japan Pulp & Paper Co. Ltd.	16,000	68,799
Japan Real Estate Investment Corp.	1,850	1,468,184
Japan Securities Finance Co. Ltd.	19,600	234,529
Japan Steel Works Ltd. (The)	17,200	708,729
Japan Tobacco Inc.	340,900	10,502,460
Japan Wool Textile Co. Ltd. (The)	14,400	149,059
JCU Corp.	4,400	97,165
Jeol Ltd.	12,100	389,151
JFE Holdings Inc.	165,200	1,923,922
JGC Holdings Corp.	63,400	507,067
JINS Holdings Inc.	4,400	275,939
JMDC Inc.(a)	6,000	135,370
Joyful Honda Co. Ltd.	13,000	184,456
JTEKT Corp.	63,000	486,553
Juroku Financial Group Inc.	7,400	250,320
Justsystems Corp.	8,700	208,215
JVCKenwood Corp.	43,900	327,629
K&O Energy Group Inc.	3,500	67,754
Kadokawa Corp.	25,000	672,322
Kaga Electronics Co. Ltd.	10,200	182,691
Kagome Co. Ltd.	21,800	448,699
Kajima Corp.	112,800	2,693,398
Kakaku.com Inc.	35,900	634,923
Kaken Pharmaceutical Co. Ltd.	7,600	216,386
Kameda Seika Co. Ltd.	4,300	119,232
Kamigumi Co. Ltd.	22,400	548,341
Kanadevia Corp.	48,700	312,360
Kanamoto Co. Ltd.	9,800	219,736
Kandenko Co. Ltd.	28,900	572,872
Kaneka Corp.	11,500	281,051
Kanematsu Corp.	20,500	356,014
Kansai Electric Power Co. Inc. (The)	270,600	3,333,910
Kansai Paint Co. Ltd.	39,600	596,902
Kao Corp.	132,900	5,690,981
Kasumigaseki Capital Co. Ltd.(b)	2,200	189,867
Katitas Co. Ltd.	12,400	179,664
Kato Sangyo Co. Ltd.	5,600	195,917
Kawasaki Heavy Industries Ltd.	43,400	2,588,882
Kawasaki Kisen Kaisha Ltd.	104,400	1,431,773
KDDI Corp.	869,900	15,417,766
KDX Realty Investment Corp.	1,198	1,247,558
KeePer Technical Laboratory Co. Ltd.(b)	3,600	104,559
Keihan Holdings Co. Ltd.	29,100	712,713
Keihanshin Building Co. Ltd.	4,300	45,296
Keikyu Corp.	63,400	659,782
Keio Corp.	28,700	780,698
Keisei Electric Railway Co. Ltd.	108,900	1,128,412
Keiyo Bank Ltd. (The)	28,300	164,930
Kewpie Corp.	29,100	661,889
Security	Shares	Value
Japan (continued)
Keyence Corp.	55,200	$23,078,651
KH Neochem Co. Ltd.	9,100	161,276
Kikkoman Corp.	194,600	1,904,973
Kinden Corp.	32,600	843,826
Kintetsu Group Holdings Co. Ltd.	52,500	1,130,455
Kirin Holdings Co. Ltd.	218,600	3,306,692
Kissei Pharmaceutical Co. Ltd.	6,900	181,084
Kitz Corp.	12,300	93,807
Kiyo Bank Ltd. (The)	18,900	321,235
Kobayashi Pharmaceutical Co. Ltd.	14,400	549,359
Kobe Bussan Co. Ltd.	43,700	1,335,477
Kobe Steel Ltd.	107,800	1,264,266
Koei Tecmo Holdings Co. Ltd.	22,572	387,230
Kohnan Shoji Co. Ltd.	5,300	139,649
Koito Manufacturing Co. Ltd.	50,700	614,106
Kokusai Electric Corp., NVS	45,500	840,164
Kokuyo Co. Ltd.	22,500	461,078
Komatsu Ltd.	255,300	7,383,165
KOMEDA Holdings Co. Ltd.	11,200	226,396
Komeri Co. Ltd.	8,400	179,002
Konami Group Corp.	28,800	4,113,099
Konica Minolta Inc.(a)	124,000	380,594
Konishi Co. Ltd.	18,700	146,910
Konoike Transport Co. Ltd.	9,700	178,089
Kose Corp.	9,300	401,118
Koshidaka Holdings Co. Ltd.	18,400	130,998
Kotobuki Spirits Co. Ltd.	25,500	379,551
Krosaki Harima Corp.	4,800	84,259
K's Holdings Corp.	39,100	374,462
Kubota Corp.	276,000	3,207,227
Kumagai Gumi Co. Ltd.	8,200	244,363
Kumiai Chemical Industry Co. Ltd.	26,800	143,096
Kura Sushi Inc.(b)	4,700	104,839
Kuraray Co. Ltd.	78,600	918,165
Kureha Corp.	11,400	199,538
Kurita Water Industries Ltd.	29,300	970,054
Kusuri no Aoki Holdings Co. Ltd.	13,800	328,659
KYB Corp.	9,600	196,243
Kyocera Corp.	361,300	4,282,029
Kyoei Steel Ltd.	4,800	67,658
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,000	167,977
Kyorin Pharmaceutical Co. Ltd.	10,900	112,699
Kyoritsu Maintenance Co. Ltd.(b)	18,500	392,643
Kyoto Financial Group Inc.	65,800	1,129,425
Kyowa Kirin Co. Ltd.	69,000	1,077,408
Kyudenko Corp.	12,100	406,427
Kyushu Electric Power Co. Inc.	123,300	1,098,950
Kyushu Financial Group Inc.	99,500	502,274
Kyushu Railway Co.	38,500	996,431
LaSalle Logiport REIT	520	496,052
Lasertec Corp.	22,200	2,063,941
Leopalace21 Corp.	40,600	166,328
Life Corp.	9,700	140,508
Lifedrink Co. Inc.	9,600	114,252
Lifenet Insurance Co.(a)(b)	19,200	240,338
Lintec Corp.	11,400	218,068
Lion Corp.	79,000	968,300
Lixil Corp.	78,700	927,370
LY Corp.	815,600	3,084,616
M&A Capital Partners Co. Ltd.	5,300	101,983
M&A Research Institute Holdings Inc., NVS(a)	8,200	73,640
M3 Inc.(a)	126,500	1,585,372

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mabuchi Motor Co. Ltd.	28,500	$416,362
Macnica Holdings Inc.	38,000	528,332
Maeda Kosen Co. Ltd.	11,400	162,520
Makino Milling Machine Co. Ltd.	6,500	512,535
Makita Corp.	67,600	1,976,898
Mani Inc.	21,600	173,942
Marubeni Corp.	401,200	7,112,737
Maruha Nichiro Corp.	9,500	217,070
Marui Group Co. Ltd.	49,300	981,341
Maruichi Steel Tube Ltd.	18,200	429,955
Maruwa Co. Ltd./Aichi	2,400	493,503
Maruzen Showa Unyu Co. Ltd.	4,300	180,793
Matsuda Sangyo Co. Ltd.	3,600	91,571
Matsui Securities Co. Ltd.	32,700	168,625
MatsukiyoCocokara & Co.	93,190	1,710,654
Matsuyafoods Holdings Co. Ltd.	1,700	70,741
Max Co. Ltd.	5,800	171,053
Maxell Ltd.	10,400	127,470
Maxvalu Tokai Co. Ltd.	2,400	50,925
Mazda Motor Corp.	171,500	1,025,366
McDonald's Holdings Co. Japan Ltd.	24,600	1,040,171
MCJ Co. Ltd.	16,700	156,125
Mebuki Financial Group Inc.	267,690	1,307,967
Medipal Holdings Corp.	53,300	903,205
Medley Inc.(a)	5,300	127,865
Megachips Corp.	4,600	149,667
Megmilk Snow Brand Co. Ltd.	12,000	220,652
Meidensha Corp.	9,900	271,978
MEIJI Holdings Co. Ltd.	66,400	1,632,566
Meiko Electronics Co. Ltd.	5,200	228,423
MEITEC Group Holdings Inc.	20,400	418,722
Menicon Co. Ltd.	19,500	192,941
Mercari Inc.(a)	30,700	497,501
Metaplanet Inc.(a)(b)	75,200	204,953
METAWATER Co. Ltd.	8,600	122,670
Micronics Japan Co. Ltd.	7,800	165,255
Milbon Co. Ltd.	6,400	121,696
Minebea Mitsumi Inc.	104,800	1,535,951
Mirai Corp.(b)	581	168,977
Mirai Industry Co. Ltd.	3,200	79,578
Mirait One Corp.	22,800	358,553
MISUMI Group Inc.	79,200	1,109,533
Mitani Sekisan Co. Ltd.	2,800	132,844
Mitsubishi Chemical Group Corp.	373,500	1,815,791
Mitsubishi Corp.	966,000	18,341,036
Mitsubishi Electric Corp.	540,100	10,448,447
Mitsubishi Estate Co. Ltd.	303,000	5,322,491
Mitsubishi Estate Logistics REIT Investment Corp.	444	362,520
Mitsubishi Gas Chemical Co. Inc.	44,200	673,452
Mitsubishi HC Capital Inc.	251,100	1,776,316
Mitsubishi Heavy Industries Ltd.	908,100	17,901,231
Mitsubishi Logisnext Co. Ltd.	8,400	117,993
Mitsubishi Logistics Corp.	68,700	474,125
Mitsubishi Materials Corp.	35,600	561,502
Mitsubishi Motors Corp.	180,800	500,529
Mitsubishi Pencil Co. Ltd.	10,400	161,397
Mitsubishi Research Institute Inc.	1,600	50,242
Mitsubishi Shokuhin Co. Ltd.	5,400	202,158
Mitsubishi UFJ Financial Group Inc.	3,247,700	40,918,166
Mitsuboshi Belting Ltd.	7,400	185,562
Mitsui & Co. Ltd.	715,500	14,468,212
Mitsui Chemicals Inc.	49,100	1,078,958
Security	Shares	Value
Japan (continued)
Mitsui DM Sugar Holdings Co. Ltd.	3,200	$76,645
Mitsui E&S Co. Ltd.	26,600	339,398
Mitsui Fudosan Co. Ltd.	752,200	7,454,788
Mitsui Fudosan Logistics Park Inc.	820	585,281
Mitsui High-Tec Inc.	30,900	144,333
Mitsui Mining & Smelting Co. Ltd.	16,400	445,867
Mitsui OSK Lines Ltd.	96,800	3,223,810
Mitsui-Soko Holdings Co. Ltd.	14,100	290,619
Mitsuuroko Group Holdings Co. Ltd.	7,600	95,999
Miura Co. Ltd.	25,000	532,511
Mixi Inc.	11,500	255,526
Mizuho Financial Group Inc.	682,720	17,069,783
Mizuho Leasing Co. Ltd.	33,400	246,091
Mizuno Corp.	15,600	278,417
Mochida Pharmaceutical Co. Ltd.	5,000	108,234
Modec Inc.	12,200	370,243
Monex Group Inc.	48,600	244,621
Money Forward Inc.(a)	11,800	353,464
Monogatari Corp. (The)	8,100	211,196
MonotaRO Co. Ltd.	70,100	1,348,224
Mori Hills REIT Investment Corp.	421	387,521
Mori Trust REIT Inc.	680	301,830
Morinaga & Co. Ltd./Japan	20,300	361,946
Morinaga Milk Industry Co. Ltd.	19,700	468,124
Morita Holdings Corp.	11,200	167,118
MOS Food Services Inc.	6,300	163,304
MS&AD Insurance Group Holdings Inc.	366,100	8,321,379
Murata Manufacturing Co. Ltd.	471,100	6,711,554
Musashi Seimitsu Industry Co. Ltd.	11,800	202,938
Musashino Bank Ltd. (The)	5,800	128,537
Nabtesco Corp.	31,700	475,787
Nachi-Fujikoshi Corp.	2,200	47,097
Nagase & Co. Ltd.	24,000	422,726
Nagawa Co. Ltd.	2,500	107,662
Nagoya Railroad Co. Ltd.	51,700	630,491
Nakanishi Inc.	20,800	271,553
Namura Shipbuilding Co. Ltd.	14,200	200,384
Nankai Electric Railway Co. Ltd.	29,800	471,822
Nanto Bank Ltd. (The)	8,500	232,801
NEC Corp.	350,300	8,527,289
Nexon Co. Ltd.	94,700	1,485,812
Nextage Co. Ltd.	12,300	153,305
NGK Insulators Ltd.	65,200	804,569
NH Foods Ltd.	25,400	958,934
NHK Spring Co. Ltd.	48,400	537,882
Nichias Corp.	15,200	511,356
Nichicon Corp.	10,700	87,529
Nichiden Corp.	2,900	57,942
Nichiha Corp.	4,900	99,394
Nichirei Corp.	57,600	790,124
Nidec Corp.	235,100	4,178,038
Nifco Inc./Japan	23,500	582,703
Nihon Kohden Corp.	45,900	554,452
Nihon M&A Center Holdings Inc.	92,100	375,652
Nihon Parkerizing Co. Ltd.	26,900	224,082
Nikkon Holdings Co. Ltd.	27,200	561,438
Nikon Corp.	77,800	748,082
Nintendo Co. Ltd.	313,000	25,985,257
Nippn Corp., New	11,000	173,383
Nippon Accommodations Fund Inc.	680	554,725
Nippon Building Fund Inc.	2,198	2,040,204
Nippon Densetsu Kogyo Co. Ltd.	10,100	153,499

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nippon Electric Glass Co. Ltd.	19,500	$446,175
Nippon Express Holdings Inc.	58,500	1,044,684
Nippon Gas Co. Ltd.	30,900	569,944
Nippon Kanzai Holdings Co. Ltd.	7,200	137,063
Nippon Kayaku Co. Ltd.	39,000	367,443
Nippon Light Metal Holdings Co. Ltd.	18,910	197,154
Nippon Paint Holdings Co. Ltd.	264,500	2,015,164
Nippon Paper Industries Co. Ltd.	32,000	247,411
Nippon Prologis REIT Inc.	626	1,035,294
Nippon REIT Investment Corp.	436	254,482
Nippon Road Co. Ltd. (The)	5,000	68,485
Nippon Sanso Holdings Corp.	48,600	1,555,358
Nippon Shinyaku Co. Ltd.	14,300	368,717
Nippon Shokubai Co. Ltd.	31,700	371,496
Nippon Soda Co. Ltd.	13,200	247,660
Nippon Steel Corp.	273,328	5,752,927
Nippon Telegraph & Telephone Corp.	8,497,400	8,882,132
Nippon Television Holdings Inc.	13,300	308,001
Nippon Yusen KK	125,200	4,090,647
Nipro Corp.	38,800	343,834
Nishimatsu Construction Co. Ltd.	7,700	286,496
Nishimatsuya Chain Co. Ltd.	12,400	191,883
Nishi-Nippon Financial Holdings Inc.	32,400	475,951
Nishi-Nippon Railroad Co. Ltd.	14,600	224,455
Nishio Holdings Co. Ltd.	5,900	169,768
Nissan Chemical Corp.	35,100	1,026,627
Nissan Motor Co. Ltd.(a)	625,800	1,489,797
Nissan Shatai Co. Ltd.	24,400	180,526
Nissha Co. Ltd.	9,100	77,985
Nisshin Oillio Group Ltd. (The)	8,100	279,606
Nisshin Seifun Group Inc.	58,200	750,879
Nisshinbo Holdings Inc.	33,900	202,644
Nissin Foods Holdings Co. Ltd.	57,600	1,270,012
Nissui Corp.	75,300	457,992
Niterra Co. Ltd.	43,400	1,351,339
Nitori Holdings Co. Ltd.	22,800	2,712,852
Nitta Corp.	5,800	149,100
Nittetsu Mining Co. Ltd.	2,400	104,373
Nitto Boseki Co. Ltd.	7,400	196,672
Nitto Denko Corp.	201,700	3,545,243
Nitto Kogyo Corp.	6,000	125,957
Noevir Holdings Co. Ltd.	3,900	112,752
NOF Corp.	58,100	874,571
Nohmi Bosai Ltd.	8,100	188,509
Nojima Corp.	15,700	282,281
NOK Corp.	22,500	310,923
Nomura Co. Ltd.	25,900	156,349
Nomura Holdings Inc.	843,000	4,698,512
Nomura Micro Science Co. Ltd.(b)	7,200	118,054
Nomura Real Estate Holdings Inc.	160,100	952,186
Nomura Real Estate Master Fund Inc.	1,103	1,098,101
Nomura Research Institute Ltd.	106,510	4,033,260
Noritake Co. Ltd.	6,200	161,586
Noritsu Koki Co. Ltd.	5,600	176,831
Noritz Corp.	8,300	102,060
North Pacific Bank Ltd.	65,200	227,958
NS Solutions Corp.	16,700	396,204
NS United Kaiun Kaisha Ltd.	3,600	95,249
NSD Co. Ltd.	18,300	430,827
NSK Ltd.	99,100	432,878
NTN Corp.	134,500	207,146
NTT Data Group Corp.	180,300	3,580,828
Security	Shares	Value
Japan (continued)
NTT UD REIT Investment Corp.	461	$433,027
Nxera Pharma Co. Ltd.(a)(b)	23,200	145,364
Obara Group Inc.	1,900	44,233
Obayashi Corp.	184,400	2,860,998
OBIC Business Consultants Co. Ltd.	8,600	413,415
Obic Co. Ltd.	91,200	3,193,048
Odakyu Electric Railway Co. Ltd.	89,000	982,587
Ogaki Kyoritsu Bank Ltd. (The)	10,800	175,270
Ohsho Food Service Corp.	8,700	196,801
Oiles Corp.	3,800	56,855
Oji Holdings Corp.	237,500	1,121,126
Okamoto Industries Inc.	1,600	56,407
Okamura Corp.	14,200	197,169
Okasan Securities Group Inc.	41,700	186,190
Oki Electric Industry Co. Ltd.	20,000	133,205
Okinawa Cellular Telephone Co.	7,000	207,563
OKUMA Corp.	13,200	296,558
Okumura Corp.	9,000	279,151
Olympus Corp.	315,700	4,136,614
Omron Corp.	50,500	1,499,089
Ono Pharmaceutical Co. Ltd.	107,100	1,232,820
Onward Holdings Co. Ltd.	29,200	118,235
Open House Group Co. Ltd.	22,700	1,006,561
Open Up Group Inc.	18,200	234,441
Optorun Co. Ltd.	6,100	60,635
Oracle Corp./Japan	10,800	1,298,391
Organo Corp.	7,900	378,164
Orient Corp.	11,950	65,602
Oriental Land Co. Ltd./Japan	307,100	6,504,223
ORIX Corp.	329,200	6,603,762
Orix JREIT Inc.	710	894,227
Osaka Gas Co. Ltd.	103,200	2,616,952
Osaka Soda Co. Ltd.	20,100	209,543
Osaka Steel Co. Ltd.	5,400	90,657
OSG Corp.	16,900	200,888
Otsuka Corp.	63,300	1,403,934
Otsuka Holdings Co. Ltd.	124,300	6,059,721
Pacific Industrial Co. Ltd.	12,200	107,134
PAL GROUP Holdings Co. Ltd.	12,200	335,681
PALTAC Corp.	9,100	252,358
Pan Pacific International Holdings Corp.	107,800	3,318,885
Panasonic Holdings Corp.	663,300	7,605,373
Paramount Bed Holdings Co. Ltd.	9,100	146,587
Park24 Co. Ltd.	37,200	527,057
Pasona Group Inc.	7,200	111,694
Penta-Ocean Construction Co. Ltd.	74,000	424,511
PeptiDream Inc.(a)	26,800	364,829
Persol Holdings Co. Ltd.	465,800	843,691
PHC Holdings Corp.	3,900	26,314
Pigeon Corp.	31,700	383,883
PILLAR Corp./Japan	4,200	106,865
Pilot Corp.	6,900	192,587
Piolax Inc.	8,300	127,265
PKSHA Technology Inc.(a)	5,600	111,401
Plus Alpha Consulting Co. Ltd.	8,700	101,233
Pola Orbis Holdings Inc.	28,700	263,496
Prestige International Inc.	29,100	136,643
Prima Meat Packers Ltd.	9,000	144,858
Raito Kogyo Co. Ltd.	12,100	225,054
Raiznext Corp.	8,600	89,844
Rakus Co. Ltd.	25,900	393,545
Rakuten Bank Ltd., NVS(a)	27,300	1,148,175

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Rakuten Group Inc.(a)	420,200	$2,477,637
Recruit Holdings Co. Ltd.	397,100	22,005,397
Relo Group Inc.	24,500	323,725
Renesas Electronics Corp.	473,800	5,560,165
Rengo Co. Ltd.	56,300	314,294
Resona Holdings Inc.	594,700	4,770,560
Resonac Holdings Corp.	49,100	893,029
Resorttrust Inc.	47,200	485,759
Restar Corp.	7,700	120,698
Ricoh Co. Ltd.	148,400	1,560,888
Ricoh Leasing Co. Ltd.	4,700	181,002
Rigaku Holdings Corp.	31,800	195,809
Riken Keiki Co. Ltd.	8,600	160,387
Riken Vitamin Co. Ltd.	3,700	64,548
Rinnai Corp.	26,400	591,319
Riso Kagaku Corp.	13,000	111,240
Rohm Co. Ltd.	95,700	871,347
Rohto Pharmaceutical Co. Ltd.	53,300	891,559
Roland Corp.	2,600	57,718
Rorze Corp.	30,900	311,002
Round One Corp.	57,900	359,406
Royal Holdings Co. Ltd.	6,900	125,713
RS Technologies Co. Ltd.	3,500	65,162
Ryohin Keikaku Co. Ltd.	71,400	2,413,359
Ryoyo Ryosan Holdings Inc.	7,596	127,569
S Foods Inc.	5,800	109,530
Saizeriya Co. Ltd.	9,600	309,467
Sakai Moving Service Co. Ltd.	6,800	116,325
Sakata INX Corp.	14,000	181,705
Sakata Seed Corp.	9,700	224,663
Sakura Internet Inc.(b)	5,500	128,167
Samty Residential Investment Corp.	52	33,754
San-A Co. Ltd.	10,000	198,574
San-Ai Obbli Co. Ltd.	11,900	139,745
Sangetsu Corp.	11,600	235,931
San-In Godo Bank Ltd. (The)	41,900	372,248
Sanken Electric Co. Ltd.(a)	5,700	251,745
Sanki Engineering Co. Ltd.	12,000	306,612
Sankyo Co. Ltd.	50,200	764,071
Sankyu Inc.	12,800	560,205
Sanrio Co. Ltd.	50,500	2,012,233
Sansan Inc.(a)	18,600	254,102
Santec Holdings Corp.	1,800	52,454
Santen Pharmaceutical Co. Ltd.	87,000	881,169
Sanwa Holdings Corp.	52,500	1,723,191
Sanyo Chemical Industries Ltd.	3,700	93,214
Sanyo Denki Co. Ltd.	1,800	123,705
Sapporo Holdings Ltd.	18,300	1,016,263
Sawai Group Holdings Co. Ltd.	32,900	474,070
SBI Holdings Inc.	77,000	2,024,674
SBI Sumishin Net Bank Ltd., NVS	13,800	402,688
SBS Holdings Inc.	5,400	108,391
SCREEN Holdings Co. Ltd.	23,400	1,556,030
SCSK Corp.	43,300	1,132,530
Secom Co. Ltd.	119,600	4,397,743
Sega Sammy Holdings Inc.	42,400	889,912
Seibu Holdings Inc.	63,700	1,539,545
Seiko Epson Corp.	81,400	1,129,268
Seiko Group Corp.	6,500	171,579
Seino Holdings Co. Ltd.	29,100	457,984
Seiren Co. Ltd.	13,700	212,860
Sekisui Chemical Co. Ltd.	105,000	1,834,761
Security	Shares	Value
Japan (continued)
Sekisui House Ltd.	169,100	$3,887,642
Sekisui House REIT Inc.	1,185	639,283
Senko Group Holdings Co. Ltd.	36,500	433,897
Senshu Electric Co. Ltd.	3,200	98,544
Senshu Ikeda Holdings Inc.	64,200	212,004
Septeni Holdings Co. Ltd.(b)	28,200	72,179
Seria Co. Ltd.	15,200	308,593
Seven & i Holdings Co. Ltd.	624,000	9,185,667
Seven Bank Ltd.	167,600	301,600
SG Holdings Co. Ltd.	93,000	979,257
Sharp Corp./Japan(a)	73,600	436,334
Shibaura Machine Co. Ltd.	6,500	164,095
Shibaura Mechatronics Corp.	4,100	192,299
Shibuya Corp.	5,800	125,922
SHIFT Inc.(a)	49,500	452,934
Shiga Bank Ltd. (The)	9,100	365,912
Shikoku Electric Power Co. Inc.	49,600	407,614
Shikoku Kasei Holdings Corp.	5,100	65,694
Shimadzu Corp.	67,100	1,717,587
Shimamura Co. Ltd.	12,600	838,391
Shimano Inc.	21,300	3,000,857
Shimizu Corp.	140,300	1,498,837
Shin Nippon Air Technologies Co. Ltd.	6,200	91,601
Shinagawa Refractories Co. Ltd.	7,600	87,656
Shin-Etsu Chemical Co. Ltd.	505,000	15,367,892
Shin-Etsu Polymer Co. Ltd.	12,900	132,177
Shinmaywa Industries Ltd.	13,600	128,154
Shinnihon Corp.	7,200	83,206
Shionogi & Co. Ltd.	212,700	3,573,469
Ship Healthcare Holdings Inc.	22,600	327,869
Shiseido Co. Ltd.	112,600	1,851,283
Shizuoka Financial Group Inc., NVS	124,500	1,383,511
Shizuoka Gas Co. Ltd.	4,800	39,555
SHO-BOND Holdings Co. Ltd.	11,400	409,219
Shochiku Co. Ltd.(b)	2,200	206,024
Shoei Co. Ltd.	15,800	185,570
Showa Sangyo Co. Ltd.	6,200	131,290
Simplex Holdings Inc.	10,000	211,655
Sinfonia Technology Co. Ltd.	5,400	230,898
Sinko Industries Ltd.	14,700	124,262
SKY Perfect JSAT Holdings Inc.	41,400	334,683
Skylark Holdings Co. Ltd.	63,800	1,324,120
SMC Corp.	16,200	5,242,983
SMS Co. Ltd.	21,900	202,968
Socionext Inc.	51,000	548,534
SoftBank Corp.	8,114,900	12,279,831
SoftBank Group Corp.	270,700	13,689,200
Sohgo Security Services Co. Ltd.	97,000	766,655
Sojitz Corp.	63,420	1,500,379
Sompo Holdings Inc.	251,300	8,235,376
Sony Group Corp.	1,744,200	46,016,852
SOSiLA Logistics REIT Inc.	216	167,103
Sotetsu Holdings Inc.	22,300	340,005
Square Enix Holdings Co. Ltd.	22,500	1,301,018
Stanley Electric Co. Ltd.	33,900	635,249
Star Asia Investment Corp.	796	305,034
Star Micronics Co. Ltd.	11,500	131,880
Starts Corp. Inc.	10,100	274,702
Subaru Corp.	164,700	2,982,374
Sugi Holdings Co. Ltd.	28,300	594,465
SUMCO Corp.	101,400	699,263
Sumitomo Bakelite Co. Ltd.	22,100	513,845

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Chemical Co. Ltd.	428,800	$1,036,542
Sumitomo Corp.	307,200	7,500,710
Sumitomo Densetsu Co. Ltd.	5,800	213,161
Sumitomo Electric Industries Ltd.	200,000	3,214,679
Sumitomo Forestry Co. Ltd.	44,800	1,289,981
Sumitomo Heavy Industries Ltd.	31,700	660,051
Sumitomo Metal Mining Co. Ltd.	69,400	1,539,779
Sumitomo Mitsui Financial Group Inc.	1,058,200	25,245,703
Sumitomo Mitsui Trust Group Inc.	182,900	4,524,714
Sumitomo Osaka Cement Co. Ltd.	7,500	204,814
Sumitomo Pharma Co. Ltd.(a)	56,700	312,973
Sumitomo Realty & Development Co. Ltd.	88,500	3,296,295
Sumitomo Riko Co. Ltd.	12,000	137,235
Sumitomo Rubber Industries Ltd.	44,800	564,178
Sumitomo Warehouse Co. Ltd. (The)	15,700	304,960
Sun Corp.(a)	3,800	207,502
Sun Frontier Fudousan Co. Ltd.	6,000	82,109
Sundrug Co. Ltd.	18,900	629,791
Suntory Beverage & Food Ltd.	38,500	1,345,222
Suruga Bank Ltd.	39,800	352,545
Suzuken Co. Ltd.	18,500	668,361
Suzuki Motor Corp.	448,000	5,368,678
SWCC Corp.	9,100	413,527
Sysmex Corp.	141,700	2,630,399
Systena Corp.	75,700	198,009
T Hasegawa Co. Ltd.	8,700	174,365
T&D Holdings Inc.	137,300	2,921,552
Tadano Ltd.	29,800	206,457
Taihei Dengyo Kaisha Ltd.	3,600	123,118
Taiheiyo Cement Corp.	33,300	896,615
Taikisha Ltd.	13,400	219,331
Taisei Corp.	47,000	2,548,433
Taiyo Holdings Co. Ltd.	9,700	359,133
Taiyo Yuden Co. Ltd.	35,700	538,437
Takamatsu Construction Group Co. Ltd.	2,900	58,746
Takara Bio Inc.	10,500	60,108
Takara Holdings Inc.(b)	45,800	369,654
Takara Leben Real Estate Investment Corp.	206	122,620
Takara Standard Co. Ltd.	10,100	127,654
Takasago International Corp.	2,300	108,037
Takasago Thermal Engineering Co. Ltd.	11,000	486,684
Takashimaya Co. Ltd.	78,000	601,392
Takeda Pharmaceutical Co. Ltd.	451,000	13,642,119
Takeuchi Manufacturing Co. Ltd.	9,500	297,372
Takuma Co. Ltd.	21,200	273,165
Tama Home Co. Ltd.	5,200	145,567
Tamron Co. Ltd.	9,000	203,476
TBS Holdings Inc.	9,500	318,681
TDK Corp.	547,300	5,840,480
TechMatrix Corp.	12,600	179,935
TechnoPro Holdings Inc.	31,300	697,978
Teijin Ltd.	52,900	443,550
Terumo Corp.	378,200	7,239,021
THK Co. Ltd.	31,500	776,002
Timee Inc.(a)	8,400	100,870
TIS Inc.	59,600	1,720,245
TKC Corp.	7,400	208,585
Toa Corp./Tokyo	9,200	88,885
Toagosei Co. Ltd.	23,700	222,979
Tobu Railway Co. Ltd.	53,400	974,440
Tocalo Co. Ltd.	13,500	155,493
Toda Corp.	63,400	403,916
Security	Shares	Value
Japan (continued)
Toei Animation Co. Ltd.	18,500	$447,347
Toei Co. Ltd.	8,700	318,739
Toenec Corp.	9,000	71,276
Toho Bank Ltd. (The)	57,700	142,321
Toho Co. Ltd./Tokyo	31,900	1,821,218
Toho Gas Co. Ltd.	22,000	658,083
Toho Holdings Co. Ltd.	15,700	513,255
Tohoku Electric Power Co. Inc.	132,700	953,656
Tokai Carbon Co. Ltd.	59,800	385,877
Tokai Corp./Gifu	3,000	44,124
TOKAI Holdings Corp.	30,500	213,874
Tokai Rika Co. Ltd.	13,400	199,574
Tokai Tokyo Financial Holdings Inc.	55,600	183,638
Token Corp.	1,000	93,464
Tokio Marine Holdings Inc.	505,000	20,241,588
Tokuyama Corp.	19,600	400,083
Tokyo Century Corp.	41,900	441,263
Tokyo Electric Power Co. Holdings Inc.(a)	436,000	1,333,791
Tokyo Electron Device Ltd.	6,300	130,610
Tokyo Electron Ltd.	126,900	18,895,197
Tokyo Gas Co. Ltd.	99,900	3,318,957
Tokyo Kiraboshi Financial Group Inc.	6,300	249,033
Tokyo Metro Co. Ltd.	82,100	1,040,292
Tokyo Ohka Kogyo Co. Ltd.	28,200	620,396
Tokyo Seimitsu Co. Ltd.	11,600	647,316
Tokyo Steel Manufacturing Co. Ltd.	18,300	206,914
Tokyo Tatemono Co. Ltd.	52,200	935,858
Tokyotokeiba Co. Ltd.	4,200	123,430
Tokyu Construction Co. Ltd.	14,700	85,347
Tokyu Corp.	151,500	1,837,400
Tokyu Fudosan Holdings Corp.	162,900	1,140,921
Tokyu REIT Inc.	274	342,875
TOMONY Holdings Inc.	35,700	136,799
Tomy Co. Ltd.	23,400	515,198
Topcon Corp.	29,300	665,428
Toppan Holdings Inc.	67,900	1,906,126
Topre Corp.	10,400	127,071
Toray Industries Inc.	392,800	2,508,622
Toridoll Holdings Corp.	12,900	386,107
Torii Pharmaceutical Co. Ltd.	4,900	160,568
Tosei Corp.	6,100	102,809
Toshiba TEC Corp.	9,300	175,295
Tosoh Corp.	79,698	1,123,480
Totech Corp.	6,400	116,130
Totetsu Kogyo Co. Ltd.	7,800	172,128
TOTO Ltd.	37,400	986,180
Towa Corp.	16,100	150,290
Towa Pharmaceutical Co. Ltd.	5,900	109,479
Toyo Construction Co. Ltd.	12,200	114,438
Toyo Seikan Group Holdings Ltd.	32,000	558,678
Toyo Suisan Kaisha Ltd.	25,600	1,654,931
Toyo Tanso Co. Ltd.	4,200	118,029
Toyo Tire Corp.	32,000	598,297
Toyobo Co. Ltd.	27,000	167,503
Toyoda Gosei Co. Ltd.	15,700	301,466
Toyota Boshoku Corp.	25,500	365,893
Toyota Industries Corp.	46,600	5,465,009
Toyota Motor Corp.	2,682,000	51,224,622
Toyota Tsusho Corp.	180,500	3,587,027
Transcosmos Inc.	6,700	146,404
TRE Holdings Corp.	9,700	104,535
Trend Micro Inc./Japan	35,800	2,568,671

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tri Chemical Laboratories Inc.	8,500	$151,769
Trial Holdings Inc.(b)	10,400	165,232
Trusco Nakayama Corp.	12,800	190,963
TS Tech Co. Ltd.	21,200	239,617
Tsubakimoto Chain Co.	20,600	250,255
Tsuburaya Fields Holdings Inc.	8,400	109,657
Tsugami Corp.	9,700	119,491
Tsumura & Co.	16,800	505,193
Tsuruha Holdings Inc.	10,200	820,479
Tsurumi Manufacturing Co. Ltd.	4,100	95,144
TV Asahi Holdings Corp.	3,300	60,023
UACJ Corp.	10,200	344,131
UBE Corp.	24,500	359,450
Ulvac Inc.	11,900	403,584
U-Next Holdings Co. Ltd.	16,100	230,396
Unicharm Corp.	319,200	2,963,816
Union Tool Co.	1,600	40,966
United Super Markets Holdings Inc.	26,400	169,794
United Urban Investment Corp.	863	908,141
Universal Entertainment Corp.	5,300	41,429
Ushio Inc.	20,100	241,760
USS Co. Ltd.	112,700	1,123,364
UT Group Co. Ltd.	6,300	88,555
Valor Holdings Co. Ltd.	11,000	192,462
Visional Inc.(a)	7,300	441,640
Wacoal Holdings Corp.	10,700	373,452
Wacom Co. Ltd.	35,600	136,281
Wakita & Co. Ltd.	12,100	149,520
Welcia Holdings Co. Ltd.(b)	26,700	470,751
West Holdings Corp.	5,000	55,361
West Japan Railway Co.	126,200	2,654,742
WingArc1st Inc.	5,100	136,299
Workman Co. Ltd.	5,100	160,705
Yakult Honsha Co. Ltd.	72,000	1,479,026
Yamabiko Corp.	11,200	167,609
Yamada Holdings Co. Ltd.	139,700	450,222
Yamaguchi Financial Group Inc.	52,800	623,797
Yamaha Corp.	109,700	801,790
Yamaha Motor Co. Ltd.	263,700	2,071,029
Yamato Holdings Co. Ltd.	74,300	1,054,894
Yamato Kogyo Co. Ltd.	10,700	637,170
Yamazaki Baking Co. Ltd.	34,800	833,062
Yamazen Corp.	10,700	105,207
Yaoko Co. Ltd.	5,300	354,982
Yaskawa Electric Corp.	63,900	1,346,327
Yellow Hat Ltd.	20,000	190,605
Yodogawa Steel Works Ltd.	6,100	246,977
Yokogawa Bridge Holdings Corp.	7,500	137,407
Yokogawa Electric Corp.	63,800	1,380,641
Yokohama Rubber Co. Ltd. (The)	34,700	758,709
Yonex Co. Ltd.	15,100	247,078
Yoshinoya Holdings Co. Ltd.	20,200	442,758
Yuasa Trading Co. Ltd.	5,300	162,194
Yurtec Corp.	9,900	127,838
Zacros Corp.	4,300	119,237
Zenkoku Hosho Co. Ltd.	28,800	624,847
Zensho Holdings Co. Ltd.	27,000	1,668,420
Zeon Corp.	37,600	368,714
ZERIA Pharmaceutical Co. Ltd.	8,100	132,829
Zojirushi Corp.	14,000	134,482
ZOZO Inc.	116,200	1,180,067
Security	Shares	Value
Japan (continued)
Zuken Inc.	4,800	$173,569
		1,398,103,248
New Zealand — 0.6%
Air New Zealand Ltd.	486,881	167,740
Auckland International Airport Ltd.	480,689	2,147,180
Contact Energy Ltd.	221,730	1,168,069
EBOS Group Ltd.(b)	45,679	993,080
Fisher & Paykel Healthcare Corp. Ltd.	167,392	3,376,801
Fletcher Building Ltd.(a)	305,558	556,340
Goodman Property Trust	310,395	338,327
Infratil Ltd.	262,495	1,645,247
Kiwi Property Group Ltd.	451,914	221,461
Mercury NZ Ltd.	201,827	669,727
Meridian Energy Ltd.	367,872	1,197,467
Ryman Healthcare Ltd.(a)	221,977	291,156
Spark New Zealand Ltd.	517,316	639,154
		13,411,749
Singapore — 4.9%
AIMS APAC REIT	158,865	149,788
Bitdeer Technologies Group, Class A, NVS(a)(b)	24,393	233,441
CapitaLand Ascendas REIT	1,072,515	2,185,419
CapitaLand Ascott Trust	757,766	495,811
CapitaLand China Trust	369,935	195,311
Capitaland India Trust(b)	272,580	203,364
CapitaLand Integrated Commercial Trust	1,665,417	2,740,777
CapitaLand Investment Ltd./Singapore	664,200	1,399,862
CDL Hospitality Trusts	287,955	175,340
City Developments Ltd.	141,800	539,910
ComfortDelGro Corp. Ltd.	600,900	704,962
DBS Group Holdings Ltd.	564,040	18,325,199
Digital Core REIT Management Pte. Ltd.	243,900	122,012
ESR-REIT, NVS	187,135	315,354
Far East Hospitality Trust(b)	293,600	122,551
First Resources Ltd.	174,000	201,315
Frasers Centrepoint Trust	386,889	670,247
Frasers Hospitality Trust	325,700	163,691
Frasers Logistics & Commercial Trust(b)	816,583	560,125
Genting Singapore Ltd.	1,690,300	958,513
Golden Agri-Resources Ltd.	1,913,500	351,612
Grab Holdings Ltd., Class A(a)	651,274	3,178,217
Hafnia Ltd.(b)	79,626	367,044
Hong Fok Corp. Ltd.	119,200	67,066
Hutchison Port Holdings Trust, Class U	1,262,700	187,979
iFAST Corp. Ltd.	40,900	194,820
Keppel DC REIT	537,615	889,454
Keppel Infrastructure Trust	1,087,849	333,479
Keppel Ltd.	408,900	2,055,826
Keppel REIT	644,620	422,296
Lendlease Global Commercial REIT	417,611	164,756
Mapletree Industrial Trust	588,120	909,751
Mapletree Logistics Trust(b)	996,187	857,250
Mapletree Pan Asia Commercial Trust	680,895	637,671
NetLink NBN Trust	799,700	560,237
Olam Group Ltd.	309,100	228,806
Oversea-Chinese Banking Corp. Ltd.	954,775	11,816,070
Paragon REIT	367,646	275,854
Parkway Life REIT	129,800	420,481
Raffles Medical Group Ltd.	250,400	193,853
Riverstone Holdings Ltd./Singapore	130,600	90,505
Sasseur REIT	174,200	84,866
SATS Ltd.	251,478	542,315

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Sea Ltd., ADR(a)	103,487	$13,872,432
Seatrium Ltd.(a)	618,995	909,025
Sembcorp Industries Ltd.	254,900	1,289,327
Sheng Siong Group Ltd.	225,600	303,957
SIA Engineering Co. Ltd.	105,900	181,650
Singapore Airlines Ltd.(b)	424,000	2,175,932
Singapore Exchange Ltd.	237,200	2,609,402
Singapore Post Ltd.	330,100	144,469
Singapore Technologies Engineering Ltd.	448,200	2,544,987
Singapore Telecommunications Ltd.	2,095,200	6,061,821
Starhill Global REIT	451,000	171,080
StarHub Ltd.	192,100	172,083
Stoneweg European REIT	58,900	100,062
Suntec REIT(b)	574,400	506,429
Super Hi International Holding Ltd.(a)	58,000	125,739
UMS Integration Ltd.(b)	164,700	136,197
United Overseas Bank Ltd.	356,600	9,470,881
UOL Group Ltd.	135,000	597,197
Venture Corp. Ltd.	76,300	677,316
Wilmar International Ltd.(b)	561,200	1,316,283
Yangzijiang Financial Holding Ltd.	625,400	340,980
Yangzijiang Shipbuilding Holdings Ltd.	743,600	1,273,759
Yanlord Land Group Ltd.(a)	177,200	63,830
		100,338,038
Total Common Stocks — 98.8% (Cost: $1,813,181,443)		2,037,240,455
Preferred Stocks
Japan — 0.0%
Ito En Ltd., 0.00%	6,800	85,479
Total Preferred Stocks — 0.0% (Cost: $86,789)		85,479
Total Long-Term Investments — 98.8% (Cost: $1,813,268,232)		2,037,325,934
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	15,369,744	$15,375,892
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	160,000	160,000
Total Short-Term Securities — 0.8% (Cost: $15,537,484)		15,535,892
Total Investments — 99.6% (Cost: $1,828,805,716)		2,052,861,826
Other Assets Less Liabilities — 0.4%		8,551,474
Net Assets — 100.0%		$2,061,413,300

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,473,847	$—	$(6,099,321)(a)	$3,434	$(2,068)	$15,375,892	15,369,744	$188,497 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	10,000 (a)	—	—	—	160,000	160,000	11,239	—
				$3,434	$(2,068)	$15,535,892		$199,736	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI Pacific ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	86	06/12/25	$16,052	$(8,983)
SPI 200 Index	53	06/19/25	6,911	202,793
				$193,810
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$29,037,754	$2,008,146,810	$55,891	$2,037,240,455
Preferred Stocks	—	85,479	—	85,479
Short-Term Securities
Money Market Funds	15,535,892	—	—	15,535,892
	$44,573,646	$2,008,232,289	$55,891	$2,052,861,826
Derivative Financial Instruments(a)
Assets
Equity Contracts	$202,793	$—	$—	$202,793
Liabilities
Equity Contracts	—	(8,983)	—	(8,983)
	$202,793	$(8,983)	$—	$193,810

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust